Principal Accounting Policies - Schedule of Allowance For Doubtful Accounts, Long-term investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Investment Holdings
Balance at the beginning of year	¥ 94,433	$ 13,691	¥ 91,422	¥ 48,647
Allowance for expected credit losses	844	122	13,216	56,747
Reversal	(2,374)	(344)	0	(837)
Write-offs			(10,205)	(14,968)
The effect of disposals of subsidiaries	(12,356)	(1,791)
Balance at the end of year	80,547	$ 11,678	94,433	91,422
Allowance for doubtful accounts recognized	1,530		13,216	55,910
Impairment charge on equity-method investments	¥ 0		¥ 0	0
Accounting standards update
Investment Holdings
Cumulative effect of adoption of new accounting standard				¥ 1,833